UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Report to Stockholders.  The Semi-Annual Report for the period November 1, 2007 through April 30, 2008 is filed herewith.

TCW INTERNATIONAL AND

GLOBAL FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2008

Where experts invest.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Table of Contents	April 30, 2008
Letter To Shareholders	1

Performance Summary	2

Schedules of Investments:

TCW Asia Pacific Equities Fund	3

TCW Emerging Markets Income Fund	7

TCW Global Equities Fund	11

Statements of Assets and Liabilities	15

Statements of Operations	16

Statements of Changes in Net Assets	17

Notes to Financial Statements	19

Financial Highlights	26

Shareholder Expenses	31

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	32

(THIS PAGE INTENTIONALLY LEFT BLANK)

INTERNATIONAL AND GLOBAL FUNDS

To Our Valued Shareholders

We are pleased to submit the semi-annual reports for the TCW Funds, Inc. as of April 30, 2008. These reports contain performance summaries for each of our funds and a listing of their respective portfolio holdings at April 30, 2008.

The last six months were challenging for equity and credit markets with most U.S. equity indices down almost 10% or more during that period. While the U.S. Equity TCW Funds had negative absolute returns for this period, nine out of the thirteen TCW Funds invested in U.S. equities equaled or beat their respective benchmarks. As investors sought higher quality investments in reaction to this market volatility, investment grade fixed income markets produced positive returns for the period. TCW Fund fixed income strategies with little or no below investment grade credit exposure also had positive returns for the period. Below investment grade rated credit markets produced negative returns during the six month period as credit spreads widened.

We are pleased that the TCW Funds platform was awarded two additional top ratings from Morningstar. Both the TCW Focused Equities Fund and the TCW Growth Equities Fund improved their ratings to five stars at the end of April 2008 and join the TCW Total Return Bond Fund which previously earned a five star rating. In addition to these funds, five other TCW Funds had four star ratings in at least one fund class as of April 2008.

Effective May 1, 2008, the TCW Global Equities Fund was changed from a global mandate to a non-US mandate reflecting greater investor interest in that investment type. The fund name was changed to TCW International Equities Fund to reflect its new objective.

The TCW Funds, Inc. continues to provide our shareholders with innovative investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc., we invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1 (800) FUND TCW or 1 (800) 386-3829.

Sincerely,

William C. Sonneborn.
President and Chief Executive Officer

June 9, 2008

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2008

		Total Return Annualized As of April 30, 2008
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Asia Pacific Equities Fund — I Class	$14.75	22.27%	28.00%	14.73%		11.10	% (1)	04/01/93 (2)
TCW Emerging Markets Income Fund — I Class	$7.29	2.47%	9.42%	9.38	% (1)	10.42	% (1)	09/04/96 (2)
TCW Emerging Markets Income Fund — N Class	$9.29	2.28%	N/A	N/A		7.91%		03/01/04
TCW Global Equities Fund — I Class	$13.25	(7.05)%	15.55%	3.44%		5.09%		12/01/93 (2)
TCW Global Equities Fund — N Class	$13.23	(7.41)%	15.39%	N/A		15.20%		02/01/03

(1)  Performance data includes the performance of the predecessor limited partnership for periods before the TCW Funds' registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2)  Inception date of the predecessor limited partnership.

INTERNATIONAL AND GLOBAL FUNDS

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	China (16.1% of Net Assets)
184,000	China Coal Energy Company, Class H	$388,192
149,000	China Communications Construction Company, Limited, Class H	353,777
70,000	China Cosco Holdings Company, Class H (1)	208,339
306,000	China Dongxiang Group Company (1)	133,885
280,000	China Life Insurance Company, Limited, Class H	1,219,566
249,000	China Merchants Bank Company, Limited, Class H	1,039,382
140,000	China National Building Material Company, Limited, Class H	346,165
430,000	China Telecom Corporation, Limited, Class H	288,520
21,500	Parkson Retail Group, Limited	203,141
598,000	PetroChina Company, Limited, Class H	898,389
268,000	Zijin Mining Group Company, Limited, Class H (1)	243,689
	Total China (Cost: $3,748,887)	5,323,045
	Hong Kong (23.8%)
37,000	ASM Pacific Technology, Limited	251,998
170,000	BOC Hong Kong (Holdings), Limited	440,811
51,000	Cheung Kong Holdings, Limited	796,442
120,000	China Everbright, Limited (1)	305,173
100,000	China Mobile, Limited	1,720,422
126,500	China Overseas Land & Investment, Limited	265,761
150,000	China Resources Land, Limited	309,350
255,000	CNOOC, Limited	452,563
37,600	Hong Kong Aircraft Engineering Company, Limited	669,646
30,000	Hong Kong Exchanges & Clearing, Limited	612,933
66,000	Kerry Properties, Limited	446,770
170,000	Sino Land Company, Limited	428,614
17,000	Sun Hung Kai Properties, Limited	297,046
108,000	Wharf (Holdings), Limited	545,384
25,500	Wing Hang Bank, Limited	340,601
	Total Hong Kong (Cost: $5,486,413)	7,883,514
	Indonesia (Cost: $156,420) (1.0%)
260,000	PT United Tractors Tbk	338,217
	Malaysia (4.3%)
222,500	Genting BHD	451,573
228,425	IOI Corporation BHD	527,633
229,200	KNM Group BHD	463,179
	Total Malaysia (Cost: $764,132)	1,442,385
	Philippines (Cost: $188,052) (0.8%)
4,150	Philippine Long Distance Telephone Company	252,177
	Singapore (6.9%)
46,000	Capitaland, Limited (2)	231,558
130,000	CapitaMall Trust	334,164
97,000	Fraser & Neave, Limited	343,057
99,000	Oversea-Chinese Banking Corporation, Limited	646,789

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Asia Pacific Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Singapore (Continued)
28,000	Singapore Exchange, Limited (2)	$177,458
70,000	Singapore Petroleum Company, Limited	373,277
55,000	Singapore Press Holdings, Limited (2)	180,438
	Total Singapore (Cost: $2,082,638)	2,286,741
	South Korea (20.4%)
11,400	Cheil Industries, Incorporated	621,314
52,000	HanbitSoft, Incorporated (1)	233,065
4,300	Hyundai Engineering & Construction Company, Limited	394,637
36,580	Kangwon Land, Incorporated	763,620
6,000	Kookmin Bank	418,583
40,000	Korea Exchange Bank	609,093
13,960	KT&G Corporation	1,155,507
1,470	NHN Corporation (1)	340,699
1,427	Pohang Iron & Steel Company, Limited	702,882
777	Samsung Electronics Company, Limited	550,821
3,220	Samsung Fire & Marine Insurance Company, Limited	703,872
1,300	SK Telecom Company, Limited	261,620
	Total South Korea (Cost: $6,326,263)	6,755,713
	Taiwan (21.4%)
437,800	Asia Cement Corporation	785,927
182,960	Cathay Financial Holding Company, Limited	513,346
550,000	Chinatrust Financial Holding Company, Limited (1)	574,312
350,909	Chunghwa Telecom Company, Limited	905,300
250,000	Far Eastern Textile, Limited	418,617
138,240	Hon Hai Precision Industry Company, Limited (Foxconn)	798,912
52,542	MediaTek, Incorporated	681,527
54,750	Shin Zu Shing Company, Limited	330,247
150,000	Siliconware Precision Industries Company	253,020
57,000	Taiwan Fertilizer Company, Limited	276,518
334,000	Taiwan Secom Company, Limited	727,324
75,090	Taiwan Semiconductor Manufacturing Company, Limited (SP ADR)	844,011
	Total Taiwan (Cost: $5,757,264)	7,109,061
	Thailand (3.7%)
19,000	Banpu Public Company, Limited	264,408
100,000	Electricity Generating Public Company, Limited (NVDR)	299,662
90,000	Kasikornbank Public Company, Limited	249,598
76,800	PTT Exploration & Production Public Company, Limited	402,044
	Total Thailand (Cost: $952,938)	1,215,712
	Total Common Stock (Cost: $25,463,007) (98.4%)	32,606,565

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Asia Pacific Equities Fund

April 30, 2008

Number of Shares	Short-Term Investments	Value
	Money Market Investments
465,863	State Street Navigator Securities Lending Trust, 2.79% (3)	$465,863
Principal Amount	Other Short-Term Investments
$221,149	State Street Bank & Trust Depository Reserve, 1.1%	221,149
	Total Short-Term Investments (Cost: $687,012) (2.1%)	687,012
	Total Investments (Cost: $26,150,019) (100.5%)	33,293,577
	Liabilities in Excess of Other Assets (– 0.5%)	(162,455)
	Net Assets (100.0%)	$33,131,122

Notes to the Schedule of Investments:

NVDR  -  Non-Voting Depositary Receipt.

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

  (2)  Security partially or fully lent (Note 3).

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Asia Pacific Equities Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Chemicals	0.8%
Commercial Banks	13.0
Commercial Services & Supplies	2.2
Construction & Engineering	2.3
Construction Materials	3.4
Diversified Financial Services	3.3
Diversified Telecommunication Services	3.6
Electronic Equipment & Instruments	2.4
Energy Equipment & Services	1.4
Food Products	1.6
Hotels, Restaurants & Leisure	3.7
Independent Power Producers & Energy Traders	0.9
Industrial Conglomerates	2.3
Insurance	7.4
Internet Software & Services	1.0
Machinery	2.0
Marine	0.6
Media	0.6
Metals & Mining	2.8
Multiline Retail	0.6
Oil, Gas & Consumable Fuels	8.4
Real Estate Investment Trusts (REITs)	1.0
Real Estate Management & Development	9.9
Semiconductors & Semiconductor Equipment	7.9
Software	0.7
Textiles, Apparel & Luxury Goods	2.3
Tobacco	3.5
Transportation Infrastructure	2.0
Wireless Telecommunication Services	6.8
Short-Term Investments	2.1
Total	100.5%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2008

Amount	Fixed Income Securities	Principal Value
	Argentina (8.5% of Net Assets)
$1,500,000	Banco de Galicia y Buenos Aires, (Reg. S), Floating Rate based on U.S. LIBOR + 3.5%, 8.149%, due 01/01/10	$1,451,250
1,000,000	Petrobras Energia S.A., (Reg. S), 5.875%, due 05/15/17	948,700
	Total Argentina (Cost: $2,417,784)	2,399,950
	Brazil (12.3%)
780,000	Banco BMG S.A., (Reg. S), 9.15%, due 01/15/16	811,200
750,000	Banco Cruzeiro do Sul S.A., 9.375%, due 09/26/11	773,052
910,000	Republic of Brazil, 12.5%, due 01/05/16	558,163
1,270,000	Republic of Brazil, 6%, due 01/17/17	1,327,023
	Total Brazil (Cost: $3,435,777)	3,469,438
	China (Cost: $575,275) (2.0%)
570,000	Galaxy Entertainment Finance Co., Limited, (Reg. S), Floating Rate based on U.S. LIBOR + 5.0%, 9.829%, due 12/15/10	570,000
	Colombia (Cost: $1,226,296) (4.4%)
1,100,000	Republic of Colombia, 7.375%, due 09/18/37	1,226,500
	El Salvador (Cost: $988,231) (3.3%)
850,000	Republic of El Salvador, (Reg. S), 7.65%, due 06/15/35	913,750
	Indonesia (7.7%)
625,000	Excelcomindo Finance Company, (Reg. S), 7.125%, due 01/18/13	623,436
365,000	Freeport-McMoRan Copper & Gold, Incorporated, 6.875%, due 02/01/14	375,038
450,000	Freeport-McMoRan Copper & Gold, Incorporated, Floating Rate based on U.S. LIBOR + 3.25%, 5.883%, due 04/01/15	454,419
550,000	Indosat Finance Company B.V., (Reg. S), 7.75%, due 11/05/10	566,790
150,000	Republic of Indonesia, (Reg. S), 6.875%, due 03/09/17	153,895
	Total Indonesia (Cost: $2,133,333)	2,173,578
	Kazakhstan (7.9%)
595,000	ATF Bank, (Reg. S), 9.25%, due 04/12/12	609,131
265,000	CenterCredit International B.V., (Reg. S), 8.625%, due 01/30/14	235,188
500,000	Temir Capital B.V./ JSC Temirbank, (144A), 9.5%, due 05/21/14 (1)	425,000
1,000,000	TuranAlem Finance B.V., Floating Rate based on U.S. LIBOR + 1.375%, 4.283%, due 01/22/09	952,500
	Total Kazakhstan (Cost: $2,296,962)	2,221,819
	Mexico (6.6%)
600,000	Cablemas S.A. de C.V., (Reg. S), 9.375%, due 11/15/15	658,500
600,000	Maxcom Telecomunicaciones S.A.B. de C.V., Series B, 11%, due 12/15/14	625,500
6,450,000	United Mexican States - Bonos, 7.25%, due 12/15/16	586,087
	Total Mexico (Cost: $1,859,090)	1,870,087
	Norway (Cost: $544,266) (1.9%)
2,772,000	Norway Government Bond, 5.5%, due 05/15/09	542,699

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Panama (Cost: $775,764) (2.8%)
$750,000	Republic of Panama, 6.7%, due 01/26/36	$781,875
	Peru (7.7%)
1,530,000	Republic of Peru, 6.55%, due 03/14/37	1,607,265
545,000	Southern Copper Corporation, 6.375%, due 07/27/15	557,263
	Total Peru (Cost: $2,170,231)	2,164,528
	Philippines (Cost: $1,070,000) (3.7%)
1,070,000	Republic of Philippines, 6.375%, due 01/15/32	1,044,588
	Russia (7.8%)
500,000	Evraz Group S.A., (144A), 8.875%, due 04/24/13 (1)	506,875
600,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	560,463
560,000	Industry & Construction Bank (ICB), 6.2%, due 09/29/15	537,550
562,267	Russian Federation, (Reg. S), 8.25%, due 03/31/10	588,918
	Total Russia (Cost: $2,209,206)	2,193,805
	South Africa (Cost: $1,177,887) (3.9%)
1,175,000	Republic of South Africa, 5.875%, due 05/30/22	1,110,375
	South Korea (5.4%)
250,000	C&M Finance, Limited, (Reg. S), 8.1%, due 02/01/16	251,875
500,000	C&M Finance, Limited, (Reg. S), Floating Rate based on U.S. LIBOR + 2.5%, 7.813%, due 02/01/11	503,750
570,000	Hanarotelecom, Incorporated, (Reg. S), 7%, due 02/01/12	584,250
200,000	Woori Bank, (Reg. S), 6.208%, due 05/02/37	166,000
	Total South Korea (Cost: $1,515,506)	1,505,875
	Supranational (5.8%)
24,500,000	European Bank for Reconstruction & Development, 6.5%, due 12/20/10	1,025,785
1,323,000	European Investment Bank, 6.25%, due 02/18/09	596,219
	Total Supranational (Cost: $1,590,242)	1,622,004
	Turkey (6.0%)
1,095,000	Republic of Turkey, 7%, due 06/05/20	1,104,307
600,000	T2 Capital Finance Company S.A., (144A), 6.95%, due 02/06/17 (1)	579,000
	Total Turkey (Cost: $1,742,119)	1,683,307
	Ukraine (3.9%)
450,000	Alfa Bank Ukraine, 9.75%, due 12/22/09	452,623
450,000	JSC Bank for Social Development Ukrsotsbank, 8%, due 02/22/10	454,452
200,000	PrivatBank, 8.75%, due 02/09/16	180,000
	Total Ukraine (Cost: $1,110,439)	1,087,075
	Total Fixed Income Securities (Cost: $28,838,408) (101.6%)	28,581,254

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

April 30, 2008

Principal Amount	Short-Term Investments	Value
$223,554	State Street Bank & Trust Depository Reserve, 1.1%, due 05/01/08	$223,554
	Total Short-Term Investments (Cost: $223,554) (0.8%)	223,554
	Total Investments (Cost: $29,061,962) (102.4%)	28,804,808
	Liabilities in Excess of Other Assets (– 2.4%)	(663,360)
	Total Net Assets (100.0%)	$28,141,448

Notes to the Schedule of Investments:

Reg. S  -  Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

  (1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the value of these securities amounted to $1,510,875 or 5.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company's Board of Directors.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Banking	19.5%
Financial Services	9.6
Media—Broadcasting & Publishing	5.0
Metals	3.8
Mining	2.9
Oil & Gas	5.4
Sovereign Government	46.9
Telephone Systems	8.5
Short-Term Investments	0.8
Total	102.4%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Australia (6.3% of Net Assets)
37,020	Babcock & Brown, Limited (1)	$509,664
27,211	BHP Billiton, Limited	1,095,583
14,710	CSL, Limited	549,947
49,360	David Jones, Limited	161,400
154,730	Macquarie Infrastructure Group (1)	412,134
	Total Australia (Cost: $2,714,200)	2,728,728
	Austria (Cost: $650,708) (1.6%)
11,630	Andritz AG	684,912
	Belgium (Cost: $1,219,235) (2.9%)
45,800	Fortis S.A./N.V. (1)	1,239,061
	Finland (2.9%)
32,940	Elisa Oyj	738,952
17,180	Nokia Oyj	514,998
	Total Finland (Cost: $1,230,623)	1,253,950
	France (10.4%)
6,860	Ciments Francais S.A.	1,319,224
10,900	Pernod-Ricard S.A. (1)	1,242,836
12,650	Total S.A.	1,056,552
3,270	Unibail-Rodamco (REIT)	837,369
	Total France (Cost: $4,394,875)	4,455,981
	Germany (5.5%)
21,100	Adidas AG (1)	1,334,800
7,310	MAN AG (1)	1,011,519
	Total Germany (Cost: $2,434,922)	2,346,319
	Great Britain (22.8%)
24,990	British American Tobacco PLC	933,772
168,047	BT Group PLC	736,855
104,960	Centrica PLC	607,880
82,980	Diageo PLC	1,685,825
71,095	GlaxoSmithKline PLC	1,566,568
53,090	Marks & Spencer Group PLC	396,787
69,060	Rolls-Royce Group PLC (2)	596,149
5,913,599	Rolls-Royce Group PLC, Class B Entitlement	11,712
212,360	Royal Bank of Scotland Group PLC	1,431,721
35,690	Royal Dutch Shell PLC, B Shares	1,416,565
36,150	United Business Media PLC	409,586
	Total Great Britain (Cost: $10,442,120)	9,793,420
	Hong Kong (Cost: $814,396) (1.9%)
183,000	Hongkong Land Holdings, Limited	830,728

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Italy (5.1%)
50,080	Banco Popolare Scarl (2)	$985,086
169,220	Intesa Sanpaolo	1,189,009
	Total Italy (Cost: $2,396,702)	2,174,095
	Japan (20.1%)
100	Central Japan Railway Company	976,714
106,000	Dowa Holdings Company, Limited	714,314
9,800	HOYA Corporation	272,142
80	Japan Tobacco, Incorporated	387,054
28,100	Makita Corporation	962,248
41,000	Mitsui & Company, Limited	958,088
120	Mizuho Financial Group, Incorporated	621,361
98,000	Nippon Steel Corporation	548,837
3,220	ORIX Corporation	579,597
11,000	Takeda Pharmaceutical Company, Limited	578,659
118,000	Tokyo Gas Company, Limited	451,048
55,500	Urban Corporation (1)	304,608
4,890	Yamada Denki Company, Limited	417,718
86,000	YASKAWA Electric Corporation	867,598
	Total Japan (Cost: $8,793,408)	8,639,986
	Netherlands (Cost: $382,222) (0.9%)
13,467	ASML Holding N.V.	380,508
	Norway (3.1%)
31,300	Petroleum Geo-Services ASA (1)(2)	838,789
6,950	Yara International ASA	501,811
	Total Norway (Cost: $1,344,697)	1,340,600
	Portugal (Cost: $1,427,577) (3.4%)
234,160	Energias de Portugal S.A. (1)(2)	1,473,120
	Singapore (Cost: $174,364) (0.4%)
32,000	Singapore Petroleum Company, Limited	170,641
	Spain (Cost: $644,326) (1.4%)
20,980	Telefonica S.A.	601,102
	Switzerland (8.1%)
32,650	ABB, Limited	991,162
8,730	Holcim, Limited (1)	847,387
6,120	Nobel Biocare Holding AG	219,083
4,650	Zurich Financial Services AG	1,401,968
	Total Switzerland (Cost: $3,537,886)	3,459,600
	Total Common Stock (Cost: $42,602,261) (96.8%)	41,572,751

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

April 30, 2008

Number of Shares	Short-Term Investments	Value
	Money Market Investments
4,153,539	State Street Navigator Securities Lending Trust, 2.79% (3)	$4,153,539
Principal Amount	Other Short-Term Investments
$8,053,838	State Street Bank & Trust Depository Reserve, 1.1%	8,053,838
	Total Short-Term Investments (Cost: $12,207,377) (28.5%)	12,207,377
	Total Investments (Cost: $54,809,638) (125.3%)	53,780,128
	Liabilities in Excess of Other Assets (– 25.3%)	(10,847,348)
	Net Assets (100.0%)	$42,932,780

Notes to the Schedule of Investments:

Reg. S  -  Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.

  (1)  Security partially or fully lent (Note 3).

  (2)  Non-income producing security.

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Global Equities Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	1.4%
Beverages	6.8
Biotechnology	1.3
Chemicals	1.2
Commercial Banks	9.8
Communications Equipment	1.2
Construction Materials	5.1
Consumer Finance	1.4
Diversified Financial Services	4.1
Diversified Telecommunication Services	4.8
Electric Utilities	3.4
Electrical Equipment	2.3
Electronic Equipment & Instruments	2.6
Energy Equipment & Services	1.9
Gas Utilities	1.1
Health Care Equipment & Supplies	0.5
Household Durables	2.2
Insurance	3.3
Machinery	4.0
Media	1.0
Metals & Mining	5.5
Multi-Utilities	1.4
Multiline Retail	1.3
Oil, Gas & Consumable Fuels	6.2
Pharmaceuticals	5.0
Real Estate Investment Trusts (REITs)	1.9
Real Estate Management & Development	2.6
Road & Rail	2.3
Semiconductors & Semiconductor Equipment	0.9
Specialty Retail	1.0
Textiles, Apparel & Luxury Goods	3.1
Tobacco	3.1
Trading Companies & Distributors	2.2
Transportation Infrastructure	0.9
Short-Term Investments	28.5
Total	125.3%

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2008

	TCW Asia Pacific Equities Fund		TCW Emerging Markets Income Fund		TCW Global Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$33,294	(2)	$28,805		$53,780	(2)
Foreign currency, at value (3)	195		12		379
Receivable for Securities Sold	1,089		—		591
Receivable for Fund Shares Sold	—		81		5
Interest and Dividends Receivable	94		588		162
Foreign Tax Reclaims Receivable	—		—		20
Total Assets	34,672		29,486		54,937
LIABILITIES
Distributions Payable	—		17		—
Payable for Securities Purchased	921		1,222		7,726
Payable for Fund Shares Redeemed	—		16		—	(4)
Accrued Capital Gain Withholding Taxes	44		—		—
Payables Upon Return of Securities Loaned	466		—		4,154
Accrued Directors' Fees and Expenses	4		4		4
Accrued Compliance Expense	—	(4)	—	(4)	—	(4)
Accrued Management Fees	26		22		24
Accrued Distribution Fees	—		—	(4)	—	(4)
Other Accrued Expenses	80		64		96
Total Liabilities	1,541		1,345		12,004
NET ASSETS	$33,131		$28,141		$42,933
NET ASSETS CONSIST OF:
Paid-in capital	$23,163		$27,748		$44,366
Undistributed (Accumulated) Net Realized Gain(Loss) on Investments and Foreign Currency	2,810		705		(706)
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	7,144		(257)		(1,066)
Undistributed (Distributions in Excess of)Net Investment Income	14		(55)		339
NET ASSETS	$33,131		$28,141		$42,933
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$33,131		$26,240		$41,832
N Class Share			$1,901		$1,101
CAPITAL SHARES OUTSTANDING: (5)
I Class Share	2,245,445		3,599,838		3,157,974
N Class Share			204,616		83,259
NET ASSET VALUE PER SHARE: (6)
I Class Share	$14.75		$7.29		$13.25
N Class Share			$9.29		$13.23

(1)  The identified cost for the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Income Fund and the TCW Global Equities Fund at April 30, 2008 was $26,150, $29,062 and $54,810, respectively.

(2)  The market value of securities lent for the TCW Asia Pacific Equities Fund and the TCW Global Equities Fund at April 30, 2008 was $441 and $3,951, respectively.

(3)  The identified cost for the TCW Asia Pacific Equities Fund, the TCW Emerging Markets Income Fund and the TCW Global Equities Fund at April 30, 2008 was $195, $12 and $379, respectively.

(4)  Amount rounds to less than $1 (in thousands).

(5)  The number of authorized shares with a par value of $0.001 per share, for the TCW Asia Pacific Equities Fund is 1,667,000,000 for the I Class shares, the TCW Emerging Markets Income Fund and the TCW Global Equities Fund is 2,000,000,000 for each of the I Class and N Class shares.

(6)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2008

	TCW Asia Pacific Equities Fund		TCW Emerging Markets Income Fund		TCW Global Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$304	(1)	$—		$551 (1)
Interest	9		1,150	(2)	9
Net Security Lending Income	1	(3)	—		35 (3)
Total	314		1,150		595
Expenses:
Management Fees	171		116		169
Accounting Services Fees	2		4		5
Administration Fees	13		9		21
Transfer Agent Fees:
I Class	4		10		4
N Class	—		4		4
Custodian Fees	29		14		19
Professional Fees	12		14		14
Directors' Fees and Expenses	7		7		7
Registration Fees:
I Class	7		10		9
N Class	—		1		5
Distribution Fees:
N Class	—		2		1
Compliance Expense	1		—	(4)	1
Other	7		11		11
Total	253		202		270
Less Expenses Borne by Investment Advisor:
N Class	—		4		8
Net Expenses	253		198		262
Net Investment Income	61		952		333
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Investments	2,797		(51)		(657)
Foreign Currency	(7)		2		(82)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(12,443	) (5)	(442	) (5)	(6,043)
Foreign Currency	(1)		1		(37)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(9,654)		(490)		(6,819)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,593)		$462		$(6,486)

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Asia Pacific Equities Fund and the TCW Global Equities Fund was $38 and $30, respectively.

(2)  Net of foreign taxes withheld. Total amount withheld for the TCW Emerging Markets Income Fund was $4.

(3)  Net of broker fees.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Net of capital gain withholding taxes for the TCW Asia Pacific Equities Fund and the TCW Emerging Markets Equities Fund of $4 and$1, respectively.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Asia Pacific Equities Fund		TCW Emerging Markets Income Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$61	$161	$952	$2,494
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	2,790	4,800	(49)	311
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(12,444)	14,811	(441)	(400)
Increase (Decrease) in Net Assets Resulting from Operations	(9,593)	19,772	462	2,405
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(174)	(120)	(816)	(1,817)
N Class	—	—	(44)	(28)
Distributions from Net Realized Gain:
I Class	(4,775)	(1,762)	(1,257)	(1,833)
N Class	—	—	(46)	(3)
Total Distributions to Shareholders	(4,949)	(1,882)	(2,163)	(3,681)
NET CAPITAL SHARE TRANSACTIONS
I Class	4,746	2,049	(6,674)	(14,961)
N Class	—	—	699	1,241
Redemption Fees (Note 2)	9	— (1)	2	1
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	4,755	2,049	(5,973)	(13,719)
Increase (Decrease) in Net Assets	(9,787)	19,939	(7,674)	(14,995)
NET ASSETS
Beginning of Period	42,918	22,979	35,815	50,810
End of Period	$33,131	$42,918	$28,141	$35,815
Undistributed (Distributions in Excess of) Net Investment Income	$14	$127	$(55)	$(147)

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Equities Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$333	$641
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(739)	5,318
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(6,080)	1,931
Increase (Decrease) in Net Assets Resulting from Operations	(6,486)	7,890
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(490)	(166)
N Class	(6)	—
Distributions from Net Realized Gain:
I Class	(1,435)	—
N Class	(22)	—
Total Distributions to Shareholders	(1,953)	(166)
NET CAPITAL SHARE TRANSACTIONS
I Class	(10,700)	1,084
N Class	598	559
Redemption Fees (Note 2)	—	— (1)
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(10,102)	1,643
Increase (Decrease) in Net Assets	(18,541)	9,367
NET ASSETS

Beginning of Period	61,474	52,107
End of Period	$42,933	$61,474

Undistributed Net Investment Income  $  339  $  502

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2008

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers 26 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Asia Pacific Equities Fund. The Advisor and SGY are second-tier subsidiaries of Société Générale Asset Management, S.A. Each Fund has distinct investment objectives. The following are the objectives for the 3 International Funds that are covered in this report:

TCW Fund	Investment Objective
Non-Diversified Equity Funds

TCW Asia Pacific Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies in the Asia Pacific Region, except Australia, Japan, and New Zealand, or securities convertible into such equity securities.

TCW Global Equities Fund	Seeks long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI World Index (see Note 11).

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

The TCW Emerging Markets Income Fund and the TCW Global Equities Fund offer two classes of shares: the I Class and the N Class. The TCW Asia Pacific Equities Fund offers only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares of the Fund/Class on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

The Company has adopted, after the approval by the Company's Board of Directors, a fair valuation methodology for the Funds that invest in foreign equity securities (exclusive of Latin American equity securities) to prevent "time zone arbitrage." This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and is not be dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Redemption Fees: The International Funds impose a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Funds as additional paid-in-capital. The redemption fees received by each Fund are shown on the Statement of Changes.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized over the life of the respective securities using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized or net unrealized gain or loss. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are considered ordinary income for federal income tax purposes.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss on the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at April 30, 2008.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

April 30, 2008

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2008.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities and are included in the Schedule of Investments. The cost of securities acquired through the exercise of call options is increased by premiums paid.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends for each class.

Dividends and Distributions: Dividends and Distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund declares and pays, or reinvests, dividends from net investment income monthly. All other Funds declare and pay, or reinvest, dividends from net investment income annually. Distributions of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Security Lending

The TCW Asia Pacific Equities Fund and the TCW Global Equities Fund lent securities to qualified brokers during the period. The funds received cash as collateral which was invested in a money market fund. Income from this investment for the six months ended April 30, 2008, net of broker fees, is shown on the Statement of Operations.

	Market Value of Loaned Securities	Collateral Value
TCW Asia Pacific Equities Fund	$441	$466
TCW Global Equities Fund	3,951	4,154

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2008, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Asia Pacific Fund	TCW Emerging Markets Income Fund	TCW Global Equities Fund
Unrealized Appreciation	$8,748	$248	$871
Unrealized (Depreciation)	(1,607)	—	(2,076)
Net Unrealized Appreciation (Depreciation)	$7,141	$248	$(1,205)
Cost of Investments for Federal Income Tax Purposes	$26,153	$28,557	$54,985

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN No. 48"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109, during the six months ended April 30, 2008. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Funds, as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax benefits nor recognized any interest and penalties related to unrecognized tax benefits.

The Funds are subject to examination by U.S. federal and state tax authorities for returns filed after 2004 and 2003, respectively.

Note 5 — Fund Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Asia Pacific Equities Fund	1.00%
TCW Emerging Markets Income Fund	0.75%
TCW Global Equities Fund	0.75%

In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations.

These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

April 30, 2008

The operating expenses for I and N Classes are limited to the average of the total expense ratios for comparable funds as reported by Lipper, Inc. ("Lipper Average") for each fund's respective investment objective, which is subject to change on a monthly basis. This expense limitation is voluntary and is terminable on a six months notice. At April 30, 2008, the average expense ratios reported by Lipper, Inc. as they relate to each Fund/class were as follows:

TCW Asia Pacific Equities Fund	1.51%
TCW Emerging Markets Income Fund	1.40%
TCW Global Equities Fund	1.54%

The amount borne by the Advisor when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can recapture expenses only within a given fiscal year for that year's operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributor ("Distributor"), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2008, were as follows (amounts in thousands):

	TCW Asia Pacific Equities Fund	TCW Emerging Markets Income Fund	TCW Global Equities Fund
Purchases at Cost	$11,996	$28,355	$67,977
Sales Proceeds	$12,084	$34,198	$80,598

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2008.

Note 8 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Asia Pacific Equities Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	61,675	$1,007	55,206	$910
Shares Issued upon Reinvestment of Dividends	294,712	4,860	143,134	1,844
Shares Redeemed	(74,865)	(1,121)	(50,584)	(705)
Net Increase	281,522	$4,746	147,756	$2,049

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	419,243	$3,050	1,123,740	$8,651
Shares Issued upon Reinvestment of Dividends	272,258	1,965	434,306	3,348
Shares Redeemed	(1,600,678)	(11,689)	(3,400,447)	(26,960)
Net Decrease	(909,177)	$(6,674)	(1,842,401)	$(14,961)
TCW Emerging Markets Income Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	64,504	$604	126,229	$1,237
Shares Issued upon Reinvestment of Dividends	10,292	95	2,722	26
Shares Redeemed	(2)	— (1)	(2,330)	(22)
Net Increase	74,794	$699	126,621	$1,241
TCW Global Equities Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	137,991	$1,892	219,609	$3,266
Shares Issued upon Reinvestment of Dividends	127,600	1,836	10,539	148
Shares Redeemed	(950,179)	(14,428)	(156,114)	(2,330)
Net Increase (Decrease)	(684,588)	$(10,700)	74,034	$1,084
TCW Global Equities Fund	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	53,502	$721	46,252	$675
Shares Issued upon Reinvestment of Dividends	2,002	29	—	—
Shares Redeemed	(11,543)	(152)	(7,558)	(116)
Net Increase	43,961	$598	38,694	$559

(1)  Amount rounds to less than $1 (in thousands).

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities (excluding 144A and Reg. S issues) at April 30, 2008.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

April 30, 2008

Note 10 — Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and will be implemented in the future financial reports.

Note 11 — Subsequent Event

Effective May 1, 2008, the name of the TCW Global Equities Fund changed to the TCW International Equities Fund to reflect the change in the investment objective of the fund which is to seek long-term capital appreciation by investing in equity securities of companies located in countries in the MSCI EAFE Index.

In May 2008, the Advisor sent a letter to the shareholders of the TCW Asia Pacific Equities Fund notifying them that the Fund will terminate on July 28, 2008. All remaining shares will be redeemed on that date with that day's NAV. Shareholders can redeem their shares prior to that date.

TCW Asia Pacific Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$21.85		$12.65	$10.21	$9.09	$8.92	$6.61
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.08	0.08	0.15	0.05	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(4.62)		10.16	3.27	1.39	0.15	2.29
Total from Investment Operations	(4.59)		10.24	3.35	1.54	0.20	2.31
Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.07)	(0.13)	(0.04)	(0.03)	—
Distributions from Net Realized Gain	(2.42)		(0.97)	(0.78)	(0.38)	—	—
Total Distributions	(2.51)		(1.04)	(0.91)	(0.42)	(0.03)	—
Redemption Fees	—	(2)	— (2)	— (2)	— (2)	— (2)	—
Net Asset Value per Share, End of Period	$14.75		$21.85	$12.65	$10.21	$9.09	$8.92
Total Return	(22.22	)% (3)	86.67%	34.52%	17.26%	2.28%	34.95%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$33,131		$42,918	$22,979	$16,889	$11,678	$12,132
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.47	% (4)	1.58%	2.05%	2.46%	2.45%	2.48%
After Expense Reimbursement	N/A		N/A	1.85%	1.97%	2.10%	2.21%
Ratio of Net Investment Income to Average Net Assets	0.36	% (4)	0.55%	0.73%	1.50%	0.55%	0.32%
Portfolio Turnover Rate	34.53	% (3)	69.93%	131.13%	192.31%	119.25%	137.49%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$7.66		$7.99	$8.03	$7.98	$9.60	$7.93
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.55	0.40	0.55	0.61	0.79
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		(0.03)	0.24	0.25	0.38	1.73
Total from Investment Operations	0.13		0.52	0.64	0.80	0.99	2.52
Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.42)	(0.45)	(0.46)	(0.49)	(0.71)
Distributions from Net Realized Gain	(0.29)		(0.43)	(0.23)	(0.28)	(2.12)	(0.14)
Total Distributions	(0.50)		(0.85)	(0.68)	(0.74)	(2.61)	(0.85)
Redemption Fees	—	(2)	— (2)	— (2)	(0.01)	—	—
Net Asset Value per Share, End of Period	$7.29		$7.66	$7.99	$8.03	$7.98	$9.60
Total Return	1.94	% (3)	6.79%	8.31%	10.06%	12.53%	33.06%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,240		$34,559	$50,779	$69,810	$49,703	$46,794
Ratio of Expenses to Average Net Assets	1.27	% (4)	1.25%	1.17%	1.16%	1.20%	1.07%
Ratio of Net Investment Income to Average Net Assets	6.16	% (4)	7.03%	4.97%	6.83%	7.74%	8.76%
Portfolio Turnover Rate	94.82	% (3)	146.82%	149.79%	92.86%	79.63%	115.50%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,			March 1, 2004 (Commencement of Offering of N Class Shares) through
	(Unaudited)		2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$9.67		$9.77	$9.08	$8.30	$7.72
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.29		0.64	0.48	6.40	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		(0.02)	0.21	(5.62)	0.31
Total from Investment Operations	0.16		0.62	0.69	0.78	0.58
Less Distributions:
Distributions from Net Investment Income	(0.25)		(0.29)	—	—	—
Distributions from Net Realized Gain	(0.29)		(0.43)	—	—	—
Total Distributions	(0.54)		(0.72)	—	—	—
Net Asset Value per Share, End of Period	$9.29		$9.67	$9.77	$9.08	$8.30
Total Return	1.86	% (2)	6.56%	7.60%	9.40%	7.51	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,901		$1,256	$31	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.95	% (5)	2.63%	353.50%	899.58%	22.68	% (5)
After Expense Reimbursement	1.40	% (5)	1.46%	1.36%	1.47%	1.50	% (5)
Ratio of Net Investment Income to Average Net Assets	6.20	% (5)	6.58%	4.97%	6.83%	5.24	% (5)
Portfolio Turnover Rate	94.82	% (2)	146.82%	149.79%	92.86%	79.63	% (6)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period March 1, 2004 (Commencement of Offering of N Class Shares) through October 31, 2004 and is not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Annualized.

(6)  Represents the Fund's portfolio turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW Global Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$15.84		$13.82	$10.96	$9.44	$8.65	$6.92
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.10		0.17	0.09	— (2)	(0.03)	— (2)
Net Realized and Unrealized Gain (Loss) on Investments	(2.05)		1.89	2.77	1.52	0.82	1.73
Total from Investment Operations	(1.95)		2.06	2.86	1.52	0.79	1.73
Less Distributions:
Distributions from Net Investment Income	(0.16)		(0.04)	—	—	—	—
Distributions from Net Realized Gain	(0.48)		—	—	—	—	—
Total Distributions	(0.64)		(0.04)	—	—	—	—
Redemption Fees	—		— (2)	— (2)	—	—	—
Net Asset Value per Share, End of Period	$13.25		$15.84	$13.82	$10.96	$9.44	$8.65
Total Return	(12.63	)% (3)	14.97%	26.10%	16.10%	9.13%	25.00%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$41,832		$60,854	$52,099	$26,518	$14,293	$25,206
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.14	% (4)	1.12%	1.28%	1.63%	2.50%	1.58%
After Expense Reimbursement	N/A		N/A	N/A	N/A	1.72%	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	1.47	% (4)	1.13%	0.74%	0.03%	(0.36)%	0.02%
Portfolio Turnover Rate	145.30	% (3)	178.65%	209.16%	114.71%	101.73%	92.92%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Global Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,				February 1, 2003 (Commencement of Offering of N Class Shares) through
	(Unaudited)		2007	2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$15.79		$13.81	$10.96	$9.44	$8.65	$6.56
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.12	— (2)	0.01	0.67	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.05)		1.86	2.85	1.51	0.12	2.07
Total from Investment Operations	(1.95)		1.98	2.85	1.52	0.79	2.09
Less Distributions:
Distributions from Net Investment Income	(0.13)		—	—	—	—	—
Distributions from Net Realized Gain	(0.48)		—	—	—	—	—
Total Distributions	(0.61)		—	—	—	—	—
Net Asset Value per Share, End of Period	$13.23		$15.79	$13.81	$10.96	$9.44	$8.65
Total Return	(12.74	)% (3)	14.41%	26.00%	16.10%	9.13%	31.86	% (4)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,101		$620	$8	$— (5)	$— (5)	$—	(5)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	3.54	% (6)	6.10%	2,363.67%	1.84%	1,241.21%	7,514.10	% (6)
After Expense Reimbursement	1.56	% (6)	1.57%	1.51%	N/A	1.72%	1.74	% (6)
Ratio of Net Investment Income to Average Net Assets	1.54	% (6)	0.80%	0.02%	0.08%	7.10%	0.43	% (6)
Portfolio Turnover Rate	145.30	% (3)	178.65%	209.16%	114.71%	101.73%	92.92	% (7)

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(4)  For the period February 1, 2003 (Commencement of Offering of N Class Shares) through October 31, 2003 and is not indicative of full year's operating results.

(5)  Amount rounds to less than $1 (in thousands).

(6)  Annualized.

(7)  Represents the Fund's portfolio turnover for the year ended October 31, 2003.

See accompanying notes to financial statements.

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2007 to April 30, 2008)
TCW Asia Pacific Equities Fund
I Class shares
Actual	$1,000.00	$777.80	1.47%	$6.50
Hypothetical (5% return before expenses)	1,000.00	1,017.55	1.47%	7.37
TCW Emerging Markets Income Fund
I Class shares
Actual	$1,000.00	$1,019.40	1.27%	$6.38
Hypothetical (5% return before expenses)	1,000.00	1,018.55	1.27%	6.37
N Class shares
Actual	$1,000.00	$1,018.60	1.40%	$7.03
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.40%	7.02
TCW Global Equities Fund
I Class shares
Actual	$1,000.00	$873.70	1.14%	$5.31
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.14%	5.72
N Class shares
Actual	$1,000.00	$872.60	1.56%	$7.26
Hypothetical (5% return before expenses)	1,000.00	1,017.11	1.56%	7.82

INTERNATIONAL AND GLOBAL FUNDS

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it
(Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributor

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

William C. Sonneborn

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Peter A. Brown

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief

Compliance Officer

Ronald R. Redell

Senior Vice President

George N. Winn

Assistant Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcwfunds.com

FUN DsarINT0408

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.

Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

2

Item 12.	Exhibits.

	(a)(1)	Not applicable.

	(a)(2)	Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

	(a)(3)	Not applicable.

(b)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	July 3, 2008

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	July 3, 2008

4